SECURITIES AVAILABLE FOR SALE (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortized Cost
Due in one year or less	$ 40,000		$ 39,983
Due after one year through five years	10,463,000		10,466,972
Due after five years through ten years	84,999,000		79,460,009
Due after ten years	53,996,000		58,076,732
Securities due at a single maturity date	149,498,000		148,043,696
Total	246,858,000		245,662,380	238,163,241
Fair Value
Due in one year or less	41,000		41,053
Due after one year through five years	10,471,000		10,388,114
Due after five years through ten years	85,505,000		79,364,278
Due after ten years	55,780,000		60,073,944
Securities due at a single maturity date	151,797,000		149,867,389
Fair Value	249,476,000		246,860,871	230,396,296
Proceeds from sales of securities	0	16,500,000	73,984,876	38,088,640	59,050,719
Gross gains realized on sales of securities	0	309,000	1,366,284	967,454	1,834,839
Gross losses realized on sales of securities	0	121,000	400,299	0	0
Tax provision related to realized gains	0	64,000	328,934	328,934	623,845
Carrying value of securities pledged			231,513,000	212,724,000
Trading assets excluded from securities available for sale	5,409,000		5,370,177
Mortgage-backed - residential
Amortized Cost
Total	97,090,000		97,348,684	72,919,750
Fair Value
Fair Value	97,381,000		96,697,893	70,637,787
Equity
Amortized Cost
Total	270,000		270,000	270,000
Fair Value
Fair Value	$ 298,000		$ 295,589	$ 288,936